NON-CURRENT ASSETS HELD FOR SALE - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Sale		R$ (55,034)
Avon [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Sale	R$ (37,484)